                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 1370 Avenue of the Americas (24th Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 554-5077

Signature, Place, and Date of Signing:


    /s/ Bernard Selz               New York, NY              10/29/10
----------------------------   --------------------   --------------------
        [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
----------------------    ---------------
28-                       None
   ------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:          55
Form 13F Information Table Value Total:     342,031
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number       Name
----   -----------------------    -----------------
       28-                        None
----      -----------------

[Repeat as necessary.]

SELZ CAPITAL, LLC

File Number: 028-10873

COLUMN 1                      COLUMN 2              COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6           COLUMN 8
----------------------------  --------------------  ---------  --------  ----------------  ----------  --------------------------
                                                                VALUE      SHARES/ PRN     INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS        CUSIP      (X$1000)   AMOUNT/PUT-CALL  DISCRETION    SOLE    SHARED    NONE
----------------------------  --------------------  ---------  --------  ----------------  ----------  --------- ------ ---------
ASSURED GUARANTY LTD          COM                   G0585R106    18,650   1,090,000   SH      SOLE       350,000   --      740,000
MILLICOM INTL CELLULAR S A    SHS NEW               L6388F110     3,953      41,200   SH      SOLE            --   --       41,200
ALLIANCE HOLDINGS GP LP       COM UNITS LP          01861G100     1,384      32,000   SH      SOLE            --   --       32,000
ALLIANCE RES PARTNER L P      UT LTD PART           01877R108    17,385     298,000   SH      SOLE        98,000   --      200,000
ANNALY CAP MGMT INC           NOTE  4.0% 2/15/15    035710AA0     2,205   2,000,000  PRN      SOLE     1,000,000   --    1,000,000
ANNALY CAP MGMT INC           COM                   035710409    16,377     930,500   SH      SOLE       377,700   --      552,800
APOLLO INVT CORP              COM                   03761U106     5,729     560,000   SH      SOLE       178,000   --      382,000
ATLAS ENERGY INC              COM                   049298102     8,243     287,800   SH      SOLE        81,000   --      206,800
BPZ RESOURCES INC             COM                   055639108     2,681     700,000   SH      SOLE       325,000   --      375,000
BMC SOFTWARE INC              COM                   055921100       810      20,000   SH      SOLE         7,000   --       13,000
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER        096627104     6,530     200,000   SH      SOLE        58,000   --      142,000
CA INC                        COM                   12673P105       321      15,200   SH      SOLE        15,200   --           --
CAPITALSOURCE INC             SDCV  4.0% 7/15/34    14055XAE2     8,118   8,200,000  PRN      SOLE     2,161,000   --    6,039,000
CENTRAL EUROPEAN DIST CORP    NOTE  3.0% 3/15/13    153435AA0    10,317  11,400,000  PRN      SOLE     3,080,000   --    8,320,000
COMPTON PETE CORP             COM                   204940100       365     708,000   SH      SOLE            --   --      708,000
COPANO ENERGY L L C           COM UNITS             217202100     8,223     300,000   SH      SOLE        92,000   --      208,000
CROSSTEX ENERGY L P           COM                   22765U102     2,032     160,000   SH      SOLE        56,000   --      104,000
CYPRESS SHARPRIDGE INVTS INC  COM                   23281A307     1,335     100,000   SH      SOLE        34,000   --       66,000
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN        29273R109     4,538      94,000   SH      SOLE        28,000   --       66,000
EQUINIX INC                   COM NEW               29444U502     7,165      70,000   SH      SOLE        23,000   --       47,000
FERRO CORP                    NOTE  6.50% 8/15/13   315405AL4    10,327  10,100,000  PRN      SOLE     3,010,000   --    7,090,000
FLAMEL TECHNOLOGIES SA        SPONSORED ADR         338488109     4,778     659,900   SH      SOLE       189,900   --      470,000
FORD MTR CO CAP TR II         PFD TR CV 6.5%        345395206       335       7,000   SH      SOLE            --   --        7,000
GENESIS ENERGY L P            UNIT LTD PARTN        371927104     5,880     250,000   SH      SOLE        46,000   --      204,000
GILEAD SCIENCES INC           COM                   375558103     2,493      70,000   SH      SOLE        24,000   --       46,000
GOLDCORP INC NEW              COM                   380956409     1,305      30,000   SH      SOLE            --   --       30,000
ICONIX BRAND GROUP INC        NOTE  1.875% 6/30/12  451055AB3    11,655  12,000,000  PRN      SOLE     3,240,000   --    8,760,000
ICONIX BRAND GROUP INC        COM                   451055107     9,975     570,000   SH      SOLE       235,000   --      335,000
INERGY L P                    UNIT LTD PTNR         456615103    13,061     329,400   SH      SOLE        88,000   --      241,400
JPMORGAN CHASE & CO           COM                   46625H100     7,612     200,000   SH      SOLE        79,000   --      121,000
JPMORGAN CHASE & CO           W EXP 10/28/2018      46634E114     1,167     100,000   SH      SOLE        50,000   --       50,000
KKR FINANCIAL HLDGS LLC       NOTE  7.0% 7/15/12    48248AAB4     2,048   2,000,000  PRN      SOLE       540,000   --    1,460,000
KKR FINANCIAL HLDGS LLC       COM                   48248A306     9,175   1,045,000   SH      SOLE       370,000   --      675,000
K SEA TRANSN PARTNERS LP      COM                   48268Y101       605     148,000   SH      SOLE        65,000   --       83,000
KIMBER RES INC                COM                   49435N101       277     300,000   SH      SOLE       100,000   --      200,000
KINDER MORGAN MANAGEMENT LLC  SHS                   49455U100     6,430     106,721   SH      SOLE        34,512   --       72,209
LEVEL 3 COMMUNICATIONS INC    NOTE  5.25% 12/15/11  52729NBF6     6,500   6,500,000  PRN      SOLE     2,380,000   --    4,120,000
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT        55608B105    10,153     655,000   SH      SOLE       377,000   --      278,000
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP        559080106    12,657     245,999   SH      SOLE        72,737   --      173,262
MARKET VECTORS ETF TR         JR GOLD MINERS E      57060U589     3,340     100,000   SH      SOLE        32,000   --       68,000
NII HLDGS INC                 NOTE  3.125% 6/15/12  62913FAJ1    20,370  21,000,000  PRN      SOLE     6,010,000   --   14,990,000
NEW GOLD INC CDA              COM                   644535106       470      70,000   SH      SOLE        23,000   --       47,000
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC        67059L102     9,871     291,000   SH      SOLE        79,000   --      212,000
PARAMOUNT GOLD & SILVER CORP  COM                   69924P102       306     200,000   SH      SOLE        66,000   --      134,000
RESOURCE CAP CORP             COM                   76120W302     7,239   1,140,000   SH      SOLE       362,000   --      778,000
SPDR GOLD TRUST               GOLD SHS              78463V107    11,936     316,900  CALL     SOLE       119,000   --      197,900
SCHWEITZER-MAUDUIT INTL INC   COM                   808541106     5,831     100,000   SH      SOLE        42,000   --       58,000
SIRIUS SATELLITE RADIO INC    NOTE  3.250%10/1      82966UAD5     6,930   7,000,000  PRN      SOLE     2,000,000   --    5,000,000
TRANSOCEAN INC                NOTE  1.50% 12/15/37  893830AV1     6,117   6,250,000  PRN      SOLE     2,600,000   --    3,650,000
VANDA PHARMACEUTICALS INC     COM                   921659108       668     100,000   SH      SOLE        32,000   --       68,000
VERIFONE SYS INC              NOTE  1.375% 6/15/12  92342YAB5     3,465   3,500,000  PRN      SOLE     1,010,000   --    2,490,000
VICOR CORP                    COM                   925815102     2,922     200,000   SH      SOLE        77,000   --      123,000
WILLIAMS PARTNERS L P         COM UNIT L P          96950F104     8,480     200,000   SH      SOLE        72,000   --      128,000
WORLD ACCEP CORPORATION       NOTE  3.0% 10/01/11   981417AB4     4,938   5,000,000  PRN      SOLE     1,420,000   --    3,580,000
YAMANA GOLD INC               COM                   98462Y100     6,354     556,500   SH      SOLE       144,000   --      412,500
                                                                342,031